Document and Entity Information	Mar. 02, 2021
Cover [Abstract]
Security Exchange Name	NYSEArca
Amendment Flag	false
Entity Central Index Key	0000827052
Document Type	8-K
Document Period End Date	Mar. 02, 2021
Entity Registrant Name	EDISON INTERNATIONAL
Entity Incorporation State Country Code	CA
Entity File Number	001-9936
Entity Tax Identification Number	95-4137452
Entity Address, Address Line One	2244 Walnut Grove Avenue
Entity Address, Address Line Two	(P.O. Box 976)
Entity Address, City or Town	Rosemead
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91770
City Area Code	(626)
Local Phone Number	302-2222
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	EIX
Entity Emerging Growth Company	false